Financial Instruments and Risk Management (Market Price Risk) (Details) $ in Millions		12 Months Ended
	Jan. 07, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) $ / oz
Disclosure of detailed information about hedged items [line items]
Gains (losses) on change in fair value of derivatives	$ 3.9
Unrealized gains		$ 0.6	$ 0.4
Market risk [member]
Disclosure of detailed information about hedged items [line items]
Potential percentage change in value		1000.00%
Impact on other comprehensive income		$ 2.1	0.8
Gold Options [Member] | Market risk [member]
Disclosure of detailed information about hedged items [line items]
Potential percentage change in value		10.00%
Impact on pre-tax earnings		$ 66.6	$ 63.0
Bottom of range [member] | Gold Options [Member] | Market risk [member]
Disclosure of detailed information about hedged items [line items]
Average realized price per ounce | $ / oz			1,270
Top of range [member] | Gold Options [Member] | Market risk [member]
Disclosure of detailed information about hedged items [line items]
Average realized price per ounce | $ / oz			1,546